Goodwill and intangible assets - Summary of Goodwill and Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	€ 58
Ending balance, intangible assets	97	€ 58
Beginning balance	536
Ending balance	833	536
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	478
Ending balance	736	478
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	92	47
Additions	19	19
Acquisition, business combination (Note 5)	48	27
Exchange differences	(4)	(1)
Ending balance, intangible assets	155	92
Beginning balance	570	193
Additions	19	19
Acquisition, business combination (Note 5)	352	355
Exchange differences	(50)	3
Ending balance	891	570
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	478	146
Additions	0	0
Acquisition, business combination (Note 5)	304	328
Exchange differences	(46)	4
Ending balance	736	478
Accumulated Depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(34)	(19)
Amortization charge	(25)	(16)
Exchange differences	1	1
Ending balance, intangible assets	(58)	(34)
Beginning balance	(34)	(19)
Exchange differences	1	1
Ending balance	(58)	(34)
Accumulated Depreciation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization charge	0	0
Beginning balance	0	0
Exchange differences	0	0
Ending balance	0	0
Internal Development Costs And Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	26
Ending balance, intangible assets	33	26
Internal Development Costs And Patents | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	45	26
Additions	19	19
Acquisition, business combination (Note 5)	0	0
Exchange differences	0	0
Ending balance, intangible assets	64	45
Internal Development Costs And Patents | Accumulated Depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(19)	(12)
Amortization charge	(12)	(7)
Exchange differences	0	0
Ending balance, intangible assets	(31)	(19)
Acquired Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	32
Ending balance, intangible assets	64	32
Acquired Intangible Assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	47	21
Additions	0	0
Acquisition, business combination (Note 5)	48	27
Exchange differences	(4)	(1)
Ending balance, intangible assets	91	47
Acquired Intangible Assets | Accumulated Depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(15)	(7)
Amortization charge	(13)	(9)
Exchange differences	1	1
Ending balance, intangible assets	€ (27)	€ (15)